Construction Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Construction Services Contracts [Abstract]
Beginning balance	₩ 2,735,141	₩ 3,620,788	₩ 4,176,595
Increase and decrease
new orders and foreign exchange impact	1,512,460	390,224	1,207,097
Changes in scope of construction work	(282,701)	(10,955)	(20,513)
Increase (decrease) in Construction contracts from new orders and foreign exchange	1,229,759	379,269	1,186,584
Recognized as revenue	(812,175)	(1,264,916)	(1,742,391)
Ending balance	₩ 3,152,725	₩ 2,735,141	₩ 3,620,788